Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 13,583,000	$ 7,811,000
Principal Amount Outstanding	11,194,548	4,602,317
Carrying Value	11,160,596	4,527,184
Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	11,160,596	4,527,184
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	3,250,000	1,810,000
Principal Amount Outstanding	2,523,737	489,506
Carrying Value	2,525,642	489,453
Borrowing capacity increase	4,553,000	2,625,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,825,000	1,825,000
Principal Amount Outstanding	612,811	861,811
Carrying Value	612,811	861,811
Borrowing capacity increase	2,500,000	2,000,000
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	750,000	750,000
Principal Amount Outstanding	400,000	75,000
Carrying Value	400,000	75,000
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,000,000	500,000
Principal Amount Outstanding	900,000	250,000
Carrying Value	900,000	250,000
January 2037 CLO Notes
Line of Credit Facility [Line Items]
Principal Amount Outstanding	694,100
January 2037 CLO Notes | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	476,000	476,000
Principal Amount Outstanding	476,000	476,000
Carrying Value	473,310	473,120
January 2037 CLO Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding	476,000
April 2038 CLO Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding	350,000
April 2038 CLO Debt | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	350,000	0
Principal Amount Outstanding	350,000	0
Carrying Value	348,196	0
January 2039 CLO Debt | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	532,000	0
Principal Amount Outstanding	532,000	0
Carrying Value	529,820	0
March 2028 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,000,000	1,000,000
Principal Amount Outstanding	1,000,000	1,000,000
Carrying Value	1,004,008	984,492
September 2028 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	600,000	0
Principal Amount Outstanding	600,000	0
Carrying Value	597,103	0
January 2029 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	600,000	0
Principal Amount Outstanding	600,000	0
Carrying Value	589,036	0
August 2029 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	700,000	700,000
Principal Amount Outstanding	700,000	700,000
Carrying Value	705,261	687,445
February 2030 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	750,000	750,000
Principal Amount Outstanding	750,000	750,000
Carrying Value	731,239	705,863
September 2030 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	500,000	0
Principal Amount Outstanding	500,000	0
Carrying Value	496,117	0
January 2031 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	500,000	0
Principal Amount Outstanding	500,000	0
Carrying Value	483,459	0
March 2032 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	750,000	0
Principal Amount Outstanding	750,000	0
Carrying Value	$ 764,594	$ 0